General	12 Months Ended
Dec. 31, 2023
General [Abstract]
General

Note 1 - General

Reporting entity

A.	Purple Biotech Ltd. (hereinafter: the “Company” or “Purple”) is a clinical-stage company developing first-in-class, effective and durable therapies by overcoming tumor immune evasion and drug resistance. The Company focused on Oncology, which includes NT219, a therapeutic candidate which is a small molecule targeting the novel cancer drug resistance pathways IRS1/2 and STAT3, CM24 a monoclonal antibody blocking CEACAM1, a novel immune checkpoint that supports tumor immune evasion and survival through multiple pathways and a preclinical platform of conditionally-activated tri-specific antibody that engages both T cells and NK cells to mount a strong, localized immune response within the tumor microenvironment. The cleavable capping technology confines the compound’s therapeutic activity to the local tumor microenvironment, and thereby potentially increases the anticipated therapeutic window in patients. The third arm specifically targets the Tumor Associated Antigen (TAA). IM1240 is the first tri-specific antibody in development that targets 5T4 expressed in a variety of solid tumors and is correlated with advanced disease, increased invasiveness and poor clinical outcomes.

The Company was incorporated in Israel as a private company in August 1968, and has been listed for trading on the Tel Aviv Stock Exchange since September 1978. In October 2012, the Company disposed of all of its previous operations, and in July 2013, the Company acquired shares of Kitov Pharma Ltd. from its shareholders, in exchange for the Company’s shares. In December 2020 the Company changed its name from Kitov Pharma Ltd. to Purple Biotech Ltd..

B.	The Company’s securities (American Depository Shares (“ADS”)) were listed for trading on the NASDAQ in November 2015 (including a Series A warrant that expired in November 2020). Each ADS represents 10 ordinary shares with no par value following a reverse split in effect from August 23, 2020 (see Note 10A). Each 10 warrants enable the purchase of 1 ADS.

The Company’s address is 4 Oppenheimer St., Science Park Rehovot 7670104 Israel.

C.	In January 2017, the Company acquired the majority of shares of TyrNovo Ltd. (hereinafter: “TyrNovo”). During 2018, the Company acquired additional shares of TyrNovo from various minority shareholders, see also Note 5A.

In January 2020, the Company acquired 100% of FameWave Ltd. (hereinafter “FameWave”), see also Note 5B.

In October 28, 2021, the Company established a fully owned subsidiary Purple Biotech GmbH (hereinafter “Purple GmbH”).

In February 2023, the Company acquired 100% of Immunorizon Ltd. (hereinafter “Immunorizon”), see also Note 5C.

The Company together with TyrNovo, FameWave, Immunorizon and Purple GmbH are referred to, in these consolidated financial statements, as “the Group”.

D.

Since incorporation through December 31, 2023, the Group has incurred losses and negative cash flows from operations mainly attributed to its development efforts and has an accumulated loss of USD 137.4 million. The Group has financed its operations mainly through private and public financing rounds. Through December 31, 2023, the Company raised (excluding exercise of warrants) a total of USD 101.5 million net of issuance expenses, see also Note 10.

Management anticipates that its existing capital resources will be adequate to satisfy liquidity requirements for at least the next 12 months. Subsequently, management’s plans include pursuing alternative financing arrangements or reducing expenditures as necessary to meet the Company’s future cash requirements. However, there is no assurance that, if required, the Company will be able to raise additional capital or reduce discretionary spending to provide the required liquidity.

E.

In October 2023, Hamas terrorists (hereinafter: Hamas) infiltrated Israel’s southern border from the Gaza Strip and conducted a series of attacks on civilian and military targets. Hamas also launched extensive rocket attacks on Israeli population and industrial centers located along Israel’s border with the Gaza Strip and in other areas within the State of Israel. Following the attack, Israel’s security cabinet declared war against Hamas and a military campaign against these terrorist organizations commenced in parallel to their continued rocket and terror attacks. Moreover, the clash between Israel and Hezbollah in Lebanon, may escalate in the future into a greater regional conflict.

Any hostilities involving Israel, or the interruption or curtailment of trade within Israel or between Israel and its trading partners could adversely affect the Company’s operations and results of operations and could make it more difficult for the Company to raise capital. While five study sites out of 27 total study sites in the ongoing studies for CM24 and NT219 are located in Israel, the Company has not yet experienced any material interruptions or delays with respect to such studies, and the Company believes the study sites in Israel have sufficient supply of the therapeutic candidate to continue the studies, as applicable. Both CM24 and NT219 are manufactured by service providers outside of Israel. Most of the research and development work is being conducted by third-party entities outside of Israel. However, a prolonged conflict with Hamas can cause disruptions or delays to the study sites located in Israel, as the result of shortage of staff at study site, resulting in an adverse effect on the Company’s business, financial condition and results of operation.

Additionally, all of Company’s employees are located and reside in Israel. Shelter-in-place and work-from-home measures, government-imposed restrictions on movement and travel and other precautions that may be taken to address the ongoing conflict may temporarily disrupt the employees’ ability to effectively perform the daily tasks.

It is currently not possible to predict the duration or severity of the ongoing conflict or its effects on Company’s business, operations and financial conditions. The ongoing conflict is rapidly evolving and developing, and could disrupt Company’s business and operations, interrupt the sources and availability of supply and hamper the ability to raise additional funds or sell Company’s securities, among others.